Label	Element	Value
Aberdeen Diversified Alternatives Fund (formerly, Aberdeen Optimal Allocations Fund: Specialty)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Diversified Alternatives Fund

(the “Fund”)

Supplement to the Aberdeen Funds Statutory Prospectus

dated February 28, 2014, as supplemented to date

Under “Summary — Aberdeen Diversified Alternatives Fund — Fees and Expenses of the Fund” on page 43, the following footnote 2 is added after “Acquired Fund Fees and Expenses” in the fee table and the existing footnote 2 to the fee table is renumbered as footnote 3:

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Diversified Alternatives Fund (formerly, Aberdeen Optimal Allocations Fund: Specialty)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

(2) Acquired Fund Fees and Expenses include dividend and interest expense on short sales made by underlying funds that engage in short selling of 0.29% based on publicly available information from the underlying funds.  This can vary over time based on the extent of short selling and the level of Fund assets invested in the relevant underlying fund.

This Supplement is dated July 23, 2014.

Please retain this Supplement for future reference.